WARRANT AND DERIVATIVE LIABILITIES	3 Months Ended
Mar. 31, 2015
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 5 – WARRANT AND DERIVATIVE LIABILITIES

At the time of issuance and till March 31, 2015, the Company determined that the anti-dilutive provisions embedded in the Series C 9% Convertible Preferred Stock and related warrants (see Note 5) did not meet the defined criteria of a derivative in such that the net settlement requirement of delivery of common shares does not meet the “readily convertible to cash” as described in Accounting Standards Codification 815 and therefore bifurcation was not required.  There was no established market for the Company’s common stock.   As of March 31, 2015, the Company determined a market had been established for the Company’s common stock and accordingly, reclassified from equity to liability treatment the fair value of the embedded reset provisions of the Series C Preferred Stock and warrants of $1,242,590 and $4,097,444, respectively. .

The Company valued the reset provisions of the Series C Preferred Stock in accordance with ASC 470-20 using the Multinomial Lattice pricing model and the following assumptions: estimated contractual terms, a risk free interest rate of 0.56% to 0.89, a dividend yield of 0%, and volatility of 141.00%.